Related party transactions (Details 4) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Loans and promissory notes due to owners and affiliates	$ 467	$ 193,430
Fourty Eight point Five Million Promissory Note Due To Hoegh LNG [Member]
Related Party Transaction [Line Items]
Loans and promissory notes due to owners and affiliates	0	49,507
Hundred One Point Five Million Promissory Note Due To Hoegh LNG [Member]
Related Party Transaction [Line Items]
Loans and promissory notes due to owners and affiliates	0	103,606
Fourty Million Promissory Note Due To Hoegh LNG [Member]
Related Party Transaction [Line Items]
Loans and promissory notes due to owners and affiliates	0	40,317
Eighty Five Million Promissory Note Due To Hoegh LNG [Member]
Related Party Transaction [Line Items]
Loans and promissory notes due to owners and affiliates	$ 467	$ 0